Related Party Transactions - Summary of Key Management Compensation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	₩ 2,879	₩ 2,629	₩ 2,455
Post-employment benefits	311	381	413
Stock-based compensation	1,331	1,237	997
Total	₩ 4,521	₩ 4,247	₩ 3,865